INTEREST EXPENSE, NET (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INTEREST EXPENSE, NET
Schedule of company earned interest income and incurred interest expense

	For the Years Ended December 31,
	2021	2020
Interest (expense) income
Bank and other cash	$(74,081)	$55,649
Total interest (expense) income	(74,081)	55,649
Interest expense/finance costs
Lease liabilities	131,291	131,291
Other interest paid – loans	103,357	455,394
Amortization of debt discount	140,837	322,947
Total interest expense/ finance costs	375,485	909,632
Total interest (expense), net	$(449,566)	$(853,983)

	For the Years Ended December 31,
	2020	2019
Interest income
Bank and other cash	$55,649	$1,996
Other financial assets – loans	—	102,431
Total interest income	55,649	104,427
Interest expense/finance costs
Lease liabilities	131,291	122,190
Other interest paid – loans	455,394	266,059
Amortization of debt discount	322,947	580,049
Total interest expense/ finance costs	909,632	968,298
Total interest (expense) income, net	$(853,983)	$(863,871)